COMMITMENTS	9 Months Ended
Sep. 30, 2021
Commitments [abstract]
COMMITMENTS

11.COMMITMENTS

As part of its program of research and development of the Enos system, the Company has outsourced certain aspects of the research and development to third party technology and development companies. At September 30, 2021, $7,282 in purchase orders remain outstanding (December 31, 2020: $10,694).

The Company has entered into an agreement with a consultant under which the Company has certain contractual obligations to grant up to 100,000 restricted Common Shares based on the consultant’s achievement of multiple pre-determined performance criteria. To date, the performance criteria have not been achieved and no restricted Common Shares have been granted to the consultant. The agreement expires on May 13, 2022.

The Company has entered into an agreement with a consultant under which the Company has certain contractual obligations to grant up to 125,000 restricted Common Shares based on the consultant’s achievement of multiple pre-determined performance criteria. Subsequent to the quarter, the consultant achieved certain performance criteria and earned 75,000 restricted Common shares to be issued in the fourth quarter. The other performance criteria have not been achieved. The agreement expires on September 21, 2022 unless terminated earlier per the provisions of the agreement.